Liquidity and Going Concern	12 Months Ended
Aug. 31, 2025
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

3. LIQUIDITY AND GOING CONCERN

As of August 31, 2025, the Group had a net current liabilities of $837,491, loss before income taxes of $2,453,564 and cash outflow for operating and investing activities of $1,267,366 and $1,217,783 respectively. As of the date of these consolidated financial statements, there still exists substantial doubt that the Group will continue as a going concern. Management plans to continue to focus on improving operational efficiency and cost reductions.

The accompanying audited consolidated financial statements have been prepared assuming the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These audited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Group be unable to continue as a going concern.

In assessing the Group’s liquidity, the Group monitors and evaluates its cash and cash equivalent and its operating and capital expenditure commitments. The Group’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

Based on the above considerations, management believes that the Group has sufficient funds to meet its operating and capital expenditure needs and obligations in the next 12 months. However, there is no assurance that the Group will be successful in implementing the foregoing plans or additional financing will be available to the Group on commercially reasonable terms. There are a number of factors that could potentially arise that could undermine the Group’s plans such as (i) changes in the demand for the Group’s services, (ii) government policies, and (iii) economic conditions in Hong Kong and worldwide. The Group’s inability to secure needed financing when required may require material changes to the Group’s business plan and could have a material impact on the Group’s financial conditions and result of operations.